Business Combination	6 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Business combination

Note 10 – Business combination

On October 6, 2023, Ohmyhome (BVI), a wholly owned subsidiary of the Company, acquired 100% of the total number of issued shares in the capital of Simply Sakal Pte. Ltd. (“Simply”), a tech-enabled property management company in Singapore, for the total consideration of S$4,712,000, consisting of S$1,712,000 in cash and S$3,000,000 in the form of consideration shares, which shall be satisfied by way of the Cash Consideration and the allotment and issuance of the Consideration Shares in four (4) tranches in accordance with the Sale and Purchase Agreement (“SPA”).

On October 6, 2023, the Company paid the first tranche of the S$513,600 in Cash Consideration and issued 171,384 Ordinary Shares “to the Simply Sellers in the proportion set out in the SPA, in satisfaction of the Cash Consideration and the Consideration Shares payable and/or to be allotted and issued on the Completion Date, respectively. Upon completion of the Simply Sakal Acquisition, Simply became an indirect wholly-owned subsidiary of the Company.

With the acquisition of Simply, Ohmyhome has expanded its services to include property management services, to provide residents of private condominiums and executive condominiums in Singapore with quality estate management services and a technology platform for users to access the services and provide feedback with ease.

Acquisition-related costs of S$90,375 (US$68,502) are included in general and administrative expenses in the Company’s income statement for the year ended December 31, 2023. The fair value of the common shares issued as part of the consideration paid for Simply was determined on the basis of the value of the consideration at each issuance as specified in the SPA.

Goodwill of S$ 2,213,460 (US$1,677,753) arising from the acquisition consisted largely of synergies resulting from the combining of the operations of the companies. The fair value of S$1,944,044 (US$1,473,542) of intangible assets was related to potential customer relationships derived from existing customers. The following table summarizes the consideration paid for Simply and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

October 6, 2023
SGD
Consideration
Cash	513,600
Equity instruments	750,000
Consideration payables	3,239,193
Fair value of total consideration transferred	4,502,793
SGD
ASSETS
Cash and bank balances	204,289
Accounts receivable	190,283
Prepayments	12,926
Deposits	16,160
Property and equipment, net	27,845
Intangible assets	271,693
Operating lease right-of-use assets, net	14,817
Other assets	43,235
Total assets	781,248

LIABILITIES
Accounts payable	86,798
Accrued liabilities and other payables	242,604
Bank loans, current portion	43,413
Operating lease obligation, current	15,241
Bank loans, non-current portion	47,903
Total liabilities	435,959

Total identifiable net assets	345,289

Intangible asset (customer relationship)	1,944,044
Goodwill	2,213,460
Fair value of total consideration transferred	4,502,793

The fair value of net assets acquired includes fair value adjustments to certain receivables that were not considered impaired as of the acquisition date. The fair value adjustments were determined using discounted contractual cash flows. However, the Company believes that all contractual cash flows related to these financial instruments will be collected. As such, these receivables were not considered impaired at the acquisition date and were not subject to the guidance relating to purchased credit impaired loans, which have shown evidence of credit deterioration since origination. Receivables acquired that were not subject to these requirements include customer receivables with a fair value and gross contractual amounts receivable of S$190,283 on the date of acquisition.

The following table presents supplemental unaudited pro forma information as if the acquisition had occurred at the beginning of 2023. The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed dates.

	December 31, 2023	December 31, 2023
	SGD	USD
Revenue	7,315,963	5,545,337
Net loss	(6,368,852)	(4,827,448)
Basic earnings per share	(0.36)	(0.27)
Diluted earnings per share	(0.34)	(0.26)

On January 23, 2025, the proposed acquisition of Ohmyhome Property Inc. was completed and Ohmyhome Property Inc. has become a fully owned subsidiary of Ohmyhome (BVI) Limited. Under the terms of the sales and purchase agreement, the sellers sold and transferred to Ohmyhome (BVI) Limited a total of 19,999 ordinary shares, representing 99.99% of the issued and outstanding share capital of Ohmyhome Property Inc., for a total purchase consideration of ₱1,999,000 (Philippine pesos). Management assessed the acquisition as immaterial to the Group’s consolidated financial position and results, and therefore detailed financial information of Ohmyhome Property Inc. has not been presented separately.